UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION

                             Washington, D.C. 20549

                                   FORM N-30D

                   ANNUAL REPORT PURSUANT TO SECTION 30(b) of
                       THE INVESTMENT COMPANY ACT OF 1940

                   For the fiscal year ended December 31, 1998

                     WHITEROCK PORTFOLIO INVESTORS, L.L.C.
             (Exact name of Registrant as specified in its charter)

Delaware                                          75-2614883
(State or other jurisdiction                      (I.R.S. Employer
or incorporation or organization)                 Identification No.)

                         825 N.E. Multnomah, Suite 1900
                          Portland, Oregon 97232-4116
                    (Address of principal executive offices)
                                   (Zip Code)

                                 (214) 754-8400
              (Registrant's telephone number, including area code)

                     WHITEROCK PORTFOLIO INVESTORS, L.L.C.
                                825 NE Multnomah
                    Suite 1900, Portland, Oregon 97232-4116

                                 March 29, 2000

To the Members of WhiteRock Portfolio Investors, L.L.C.:

      Please find enclosed, for your information, the financial statements of WhiteRock Portfolio Investors, L.L.C. for the periods ended December 31, 1997, June 30, 1998, December 31, 1998, and June 30, 1999. This information reflects the financial position of WhiteRock as of the dates of these statements and its financial results for the periods shown. The statements for June 30, 1998 and June 30, 1999 have not been audited. Please retain this information for future reference and call the undersigned at (214) 754-8459 with any questions you may have.

                                        Sincerely,

                                        /s/ Rhonda S. Brittain

WHITEROCK PORTFOLIO INVESTORS, L.L.C.

(A Limited Liability Company)

FINANCIAL STATEMENTS

for the years ended December 31, 1998 and 1997

With Report of Independent Accountants

PRICEWATERHOUSECOOPERS

--------------------------------------------------------------------------------
                                                     PricewaterhouseCoopers LLP
                                                     301 Commerce Street
                                                      City Center Tower II
                                                     Suite 1900
                                                     Fort Worth, TX 76102-4183
                                                     Telephone (817) 810 9998
                                                     Facsimile (817) 877 2260
                                                               (817) 332 2710

                        Report of Independent Accountants

To the Board of Managers of
WhiteRock Portfolio Investors, L.L.C.

In our opinion, based upon our audits and the report of other auditors, the accompanying balance sheets and the related statements of income, changes in net assets, cash flows and financial highlights present fairly, in all material respects, the financial position of WhiteRock Portfolio Investors, L.L.C. (a Limited Liability Company) at December 31, 1998 and 1997, and the results of its operations and its cash flows for the years then ended, in conformity with generally accepted accounting principles. These financial statements are the responsibility of the Company's management; our responsibility is to express an opinion on these financial statements based on our audits. We did not audit the financial statements of Brazos Fund, L.P., a limited partnership investment, which represents 5.00% and 37.26% of the Company's net assets at December 31, 1998 and 1997, respectively, and 34.78% and 82.14% of the Company's net income for the years ended December 31, 1998 and 1997, respectively. Those statements were audited by other auditors whose report thereon has been furnished to us. We conducted our audits of these statements in accordance with generally accepted auditing standards which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits and the report of other auditors provide a reasonable basis for the opinion expressed above. The financial statements and financial highlights of the Company as of December 31, 1996 and 1995, and for the periods then ended were audited by other auditors whose report dated April 11, 1997, expressed an unqualified opinion on those statements.


/s/ PricewaterhouseCoopers LLP

May 17, 1999

WHITEROCK PORTFOLIO INVESTORS, L.L.C.
(A Limited Liability Company)
BALANCE SHEETS
December 31, 1998 and 1997
--------------------------------------------------------------------------------

                                                       1998           1997
                                                   ------------   ------------
ASSETS
Cash and cash equivalents                          $      8,536   $     26,808

Investments in limited partnerships:
  Lone Star Opportunity Fund, L.P.
  Brazos Fund, L.P.                                  21,306,519     10,202,668
                                                      1,122,715      6,064,550
                                                   ------------   ------------

     Total investments in limited partnerships       22,429,234     16,267,218

Accounts receivable--related parties                     30,884         12,783
                                                   ------------   ------------

     Total assets                                  $ 22,468,654   $ 16,306,809
                                                   ============   ============

LIABILITIES AND NET ASSETS
Liabilities, accounts payable - related parties          19,152         29,541

Net assets (4,959,786 and 3,025,495 units
 outstanding, respectively)                          22,449,502     16,277,268
                                                   ------------   ------------

    Total liabilities and net assets               $ 22,468,654   $ 16,306,809
                                                   ============   ============

Net asset value per unit                           $       4.53   $       5.38
                                                   ============   ============

   The accompanying notes are an integral part of these financial statements.

WHITEROCK PORTFOLIO INVESTORS, L.L.C.
(A Limited Liability Company)
STATEMENTS OF INCOME
for the years ended December 31, 1998 and 1997
--------------------------------------------------------------------------------

                                                       1998           1997
                                                   ------------   ------------
Investment income                                  $  2,978,045   $  2,587,920
Other income                                              4,567         11,654
                                                   ------------   ------------

                                                      2,982,612      2,599,574
Canadian tax on dividends received                        7,629         23,958
                                                   ------------   ------------

   Net investment income                              2,974,983      2,575,616

Unrealized gain (loss) on investments                   682,858       (459,108)
                                                   ------------   ------------

   Net income                                      $  3,657,841   $  2,116,508
                                                   ============   ============

   The accompanying notes are an integral part of these financial statements.

WHITEROCK PORTFOLIO INVESTORS, L.L.C.
(A Limited Liability Company)
STATEMENTS OF CHANGES IN NET ASSETS
for the years ended December 31, 1998 and 1997
--------------------------------------------------------------------------------

                                                       1998           1997
                                                   ------------   ------------
Net investment income                               $ 2,974,983   $  2,575,616

Unrealized gain (loss) on investments                   682,858       (459,108)
                                                   ------------   ------------

   Net increase in net assets resulting from
    operations                                        3,657,841      2,116,508

Distributions to members from net investment
 income                                              (7,235,000)    (4,859,000)

Increase in net assets from members' capital
 contributions                                        9,749,393      9,637,449
                                                   ------------   ------------

   Total increase in net assets                       6,172,234      6,894,957

Net assets, beginning of year                        16,277,268      9,382,311
                                                   ------------   ------------

Net assets, end of year                            $ 22,449,502     16,277,268
                                                   ============   ============

   The accompanying notes are an integral part of these financial statements.

WHITEROCK PORTFOLIO INVESTORS, L.L.C.
(A Limited Liability Company)
STATEMENTS OF CASH FLOWS
for the years ended December 31, 1998 and 1997
--------------------------------------------------------------------------------

                                                                 1998           1997
                                                             ------------   ------------
Cash flows from operating activities:
  Net income                                                 $  3,657,841  $  2,116,508
  Adjustments to reconcile net income to net
    cash used in operating activities:
     Noncash investment income                                 (2,978,045)   (2,587,920)
     Unrealized (gain) loss on investments                       (682,858)      459,108
     Increase in accounts receivable - related
      parties                                                     (18,101)       (2,806)
     Decrease in accounts payable - related parties               (10,389)       (4,759)
                                                             ------------  ------------

         Net cash used in operating activities                    (31,552)      (19,869)
                                                             ------------  ------------

Cash flows from investing activities:
  Investments in limited partnerships                         (10,467,208)   (9,641,180)
  Distributions received from limited partnerships
   investments                                                  7,966,095     4,672,612
  Return of invested capital                                           --       234,221
                                                             ------------  ------------

         Net cash used in investing activities                 (2,501,113)   (4,734,347)
                                                             ------------  ------------

Cash flows from financing activities:
  Member capital contributions                                  9,749,393     9,637,449
  Member capital distributions                                 (7,235,000)   (4,859,000)
                                                             ------------  ------------

        Net cash provided by financing activities               2,514,393     4,778,449
                                                             ------------  ------------

Net increase (decrease) in cash and cash equivalents              (18,272)       24,233

Cash and cash equivalents, beginning of year                       26,808         2,575
                                                             ------------  ------------

Cash and cash equivalents, end of year                       $      8,536  $     26,808
                                                             ============  ============

   The accompanying notes are an integral part of these financial statements.

WHITEROCK PORTFOLIO INVESTORS, L.L.C.
(A Limited Liability Company)
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                                                                September 29,
                                                                              1995 (inception)
                                                  Years ended December 31,        through
                                                 --------------------------     December 31,
                                                   1998      1997      1996          1995
                                                 ------    ------    ------   ---------------
Operating performance:

  Net asset value, beginning of period           $ 5.38    $ 6.50    $14.48        $   --

  Net investment income                            0.82      1.52      2.79         (0.07)
  unrealized gain (loss) on investments            0.20     (0.27)       --            --
                                                 ------    ------    ------        ------

    Net increase in net asset value resulting
     from operations                               1.02      1.25      2.79         (0.07)
                                                 ------    ------    ------        ------

Capital contributions from members                   --        --        --         14.55

Distributions to members                          (1.87)    (2.38)   (10.77)           --
                                                 ------    ------    ------        ------

Net asset value, end of period                   $ 4.53    $ 5.38    $ 6.50        $14.48
                                                 ======    ======    ======        ======

Total investment return*                          40.46%    33.32%    35.26%        (0.49%)
                                                 ======    ======    ======        ======

Ratio of net investment income to average         15.36%    20.08%    29.03%        (0.49%)
 net assets                                      ======    ======    ======        ======

* Total investment return represents aggregate net income (since inception) to net assets at the and of the period.

    The accompanying notes are an integral part of these financial statements

WHITEROCK PORTFOLIO INVESTORS, L.L.C.
(A Limited Liability Company)

NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

1.    Summary of Accounting Policies:

      Description of business

      WhiteRock Portfolio Investors, L.L.C. (WhiteRock) was formed on September 29, 1995 and is registered as a nondiversified, closed-end investment company under the Investment Company Act of 1940. The investment objective of WhiteRock is to seek high total returns by buying, selling, exchanging or otherwise acquiring, holding, trading, investing in, managing, and dealing with qualified investments, whether such assets are acquired directly, or indirectly through partnerships, joint ventures, or otherwise. In pursuing its objectives, WhiteRock focuses primarily on acquiring, directly or indirectly, managing and disposing of distressed mortgage loan and real estate owned (REO) portfolios, and high yield commercial mortgage-backed securities, including but not limited to investing in entities organized or to be organized by Brazos Fund, L.P. (Brazos), Lone Star Opportunity Fund, L.P. (Lone Star) and their affiliates.

      The operations of WhiteRock are governed by a limited liability company agreement dated September 29, 1995. The term of WhiteRock is six years and eleven months from the date of inception.

      Net income and losses of WhiteRock are allocated among the members based on their respective ownership percentages in accordance with the limited liability company agreement.

      Income taxes

      As a limited liability company, WhiteRock is not subject to federal income taxes; therefore, no federal taxes have been reflected in the accompanying financial statements. Federal income taxes are the responsibility of WhiteRock's members.

      Investments in limited partnerships

      Investments in limited partnerships are initially recorded at cost, which is the net of capital contributions and distributions and WhiteRock's share of the partnerships' results of operations, and these investments are subsequently recorded at the lower of cost or fair value.

      Investments in Brazos and Lone Star as of December 31, 1998 are recorded at estimated fair value. The fair value estimate of the investments is determined based on projected future cash flows of the investments discounted at a market rate of return for investments with similar risks.

WHITEROCK PORTFOLIO INVESTORS, L.L.C.
(A Limited Liability Company)

NOTES TO FINANCIAL STATEMENTS, Continued
--------------------------------------------------------------------------------

1.    Summary of Accounting Policies, Continued:

      Investments in Limited Partnerships, continued

      The estimated fair values of investments do not necessarily represent the amounts that may be realized from their immediate sale or disposition. Because of the inherent uncertainty of valuation, those estimated values may differ from the values that would have been used had a ready market for the investments existed, and the differences could be material.

      WhiteRock recognizes investment income from its respective share of the income reported by the limited liability partnerships, based on its ownership percentages,

      Cash and cash equivalents

      WhiteRock considers cash on deposit at financial institutions (that maintain insurance with the Federal Deposit Insurance Corporation) and highly liquid investments with original maturities of 90 days or less to be cash and cash equivalents.

      WhiteRock maintains its cash in deposit accounts which, at times, may exceed federally insured limits. WhiteRock has not experienced any losses in such accounts and believes it is not exposed to any significant credit risks on cash and cash equivalents.

      Use of estimates

      The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

      Reclassifications

      Certain amounts for the year ended December 31, 1997. have been reclassified to conform to the presentation adopted for the year ended December 31, 1998. These reclassifications had no effect on net assets as previously reported.

WHITEROCK PORTFOLIO INVESTORS, L.L.C.
(A Limited Liability Company)

NOTES TO FINANCIAL STATEMENTS, Continued
--------------------------------------------------------------------------------

2.    Investments in Limited Partnerships:

      The primary focus of Brazos and Lone Star, WhiteRock's two investments at December 31, 1998, is the acquisition, management and disposition of distressed mortgage loan and real estate portfolios and other real estate related assets. In addition, Lone Star targets a broad range of investments in various asset classes, property types, transaction structures and deal sizes. As of June 1996, new investment activity on Brazos was terminated with the sole focus on management and disposition of its portfolios. Lone Star continues to invest. The objective of the two funds is to achieve significant yields and capital gains for their partners. The projected holding period for each of these investments is three to five years. Brazos' and Lone Star's general partners are responsible for the evaluation, execution and management of the investments and investment opportunities of the respective funds. Brazos and Lone Star will invest only where they believe that they have a competitive advantage arising from their expertise in origination, evaluation, management and disposition of assets. As of December 31, 1998, Brazos and Lone Star have invested twenty-three and forty-one portfolios, respectively. The operations of Brazos and Lone Star are governed by limited partnership agreements (Agreements) dated March 30, 1995 and November 21, 1996, respectively. All profits, losses and cash distributions are allocated and governed in accordance with the Agreements.

      Summary contribution and distribution information related to Brazos and Lone Star through December 31, 1998 is as follows:

                                            Brazos          Lone Star
                                            ------          ---------
      Contributions inception-to-date   $ 15,416,958      $ 20,717,814
                                        ============      ============
      Distributions inception-to-date   $ 20,761,842      $  2,151 654
                                        ============      ============

     The following investments in limited partnerships have been valued in good faith by management:

                                                   December 31, 1998                         December 31, 1997
                                     ----------------------------------------   ---------------------------------------
                                                                   Percentage                                Percentage
                         Ownership                    Estimated      of Net                     Estimated      of Net
                         Percentage       Cost        Fair Value     Assets         Cost        Fair Value     Assets
                         ----------       ----        ----------     ------         ----        ----------     ------

Lone Star Opportunity
 Fund. L.P.                 5.05%    $ 21,306,519   $ 21,306,519       95%      $ 10,202,668   $ 10,202,668      63%
Brazos Fund, L.P.           6.09%       1,490,858      1,122,715        5%         7,115,551      6,064,550      37%
                                     ------------   ------------      ---       ------------   ------------     ---
   Total investments                 $ 22,797,377   $ 22,439,234      100%      $ 17,318,219   $ 16,267,218     100%
                                     ============   ============      ===       ============   ============     ===

WHITEROCK PORTFOLIO INVESTORS, L.L.C.
(A Limited Liability Company)

NOTES TO FINANCIAL STATEMENTS, Continued
--------------------------------------------------------------------------------

3.    Related Party Transactions:

      All WhiteRock expenses (except for Canadian taxes on dividends received), including organizational expenses, are the responsibility of Brazos Principal GenPar, L.P., the general partner of Brazos, or its general partner, Brazos GenPar, Inc., and Lone Star Partners, L.P., the general partner of Lone Star. Lone Star Partners, L.P. also functions as WhiteRock's administrator, and in that capacity performs all accounting, reporting and income tax services.

      From time-to-time, WhiteRock has receivables from related parties relating to capital calls and payables to related parties for distributions declared but not paid. At December 31, 1998 and 1997, receivables from related parties totaled $30,884 and $12,783, respectively, and payables to related parties totaled $19,152 and $29,541, respectively. Related party receivables and payables are generally settled within one month.

      WhiteRock uses the facilities of the asset manager for Lone Star and Brazos to maintain all records and transact all business.